Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

6.Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 32.2% of the Company’s outstanding shares at December 31, 2024. Under the Company’s Articles of Association, Fresenius SE has the right to appoint two of the six shareholder representatives to the Company’s Supervisory Board. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements with certain equity-method investees as described in item c) below have agreed-upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below.

a)Service agreements and products

Prior to the Conversion, the Company was party to service agreements with Fresenius SE and certain of its affiliates (collectively, Fresenius SE Companies) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. These related party agreements generally had a duration of 1 to 5 years and were renegotiated on an as needed basis when the respective agreement expired.

In connection with and subsequent to the Conversion, the Company entered into transition service agreements with Fresenius SE Companies to receive services, including, but not limited to: administrative and facility management services, employee benefit administration, insurance brokerage, information technology, intellectual property and certain treasury services. These related party agreements have generally been entered into for transitional periods of several months up to 2 years (in some cases subject to change requests or with extension options). Additionally, the Company also entered into various service agreements with Fresenius SE Companies to provide services, including, but not limited to, fixed asset accounting services and IT and communications-related services for up to 2 years.

The Company provides administrative services to one of its equity method investees.

The Company also sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. In connection with, and subsequent to, the Conversion, the Company entered into a limited amount of shared procurement contracts with Fresenius SE Companies for the purchase of products from third parties.

In December 2010, the Company and Galenica Ltd. (now known as CSL Vifor) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as into certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd. Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €522,091 of pharmaceuticals, of which €265,666 is committed at December 31, 2024 for 2025. The terms of these agreements run up to three years until December 31, 2026 with an option to extend until December 31, 2027, exercisable by Vifor Fresenius Medical Care Renal Pharma Ltd. For further information regarding the Company’s interest in associates, including this equity method investment, see note 13.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above-described transactions with related parties.

Service agreements and products with related parties
in € THOUS
	2024		2023		2022		December 31, 2024		December 31, 2023
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	241	24,106	136	40,478	361	38,010	83	196	10	1,778
Fresenius SE affiliates	1,535	75,465	3,324	87,984	5,164	83,087	1,555	3,170	589	14,299
Equity method investees	6,192	18	8,573	154	36,089	—	19,408	—	51,442	—
Total	7,968	99,589	12,033	128,616	41,614	121,097	21,046	3,366	52,041	16,077

Products
Fresenius SE affiliates (2)	70,875	22,785	72,500	25,148	66,800	22,240	19,890	7,818	23,535	9,585
Equity method investees	—	381,383	—	437,288	—	463,073	—	43,544	—	67,403
Total	70,875	404,168	72,500	462,436	66,800	485,313	19,890	51,362	23,535	76,988
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €11,581 and €5,172 at December 31, 2024 and 2023, respectively.
(2)	Purchases of goods related to Fresenius SE affiliates for the year ended December 31, 2023 and 2022 in the amount of €19,373 and €17,165, respectively, were adjusted to correct for an error in presentation. The adjustment does not have an impact on the Company’s consolidated statements of income for the periods presented.

b)Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany, and production sites in Schweinfurt and St. Wendel, Germany. The leases have maturities up to the end of 2032. In December 2022, the Company sold a building and other assets to a Fresenius SE Company for consideration in the aggregated amount of €31,315 and subsequently leased the buildings for a period of ten years from such Fresenius SE Company beginning in December 2022.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties
in € THOUS
	2024			2023			2022
		Interest	Lease		Interest	Lease		Interest	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense(1)	Depreciation	expense	expense(1)
Fresenius SE	6,591	306	398	7,738	1,148	291	8,395	524	259
Fresenius SE affiliates	18,347	1,907	—	17,817	1,438	—	13,956	1,048	—
Total	24,938	2,213	398	25,555	2,586	291	22,351	1,572	259
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

Lease agreements with related parties
in € THOUS
	December 31, 2024		December 31, 2023
	Right-of-use	Lease	Right-of-use	Lease
	asset	liability	asset	liability
Fresenius SE	22,997	24,953	29,214	29,017
Fresenius SE affiliates	87,044	87,910	102,029	104,558
Total	110,041	112,863	131,243	133,575

c)Financing

As of December 31, 2024 and December 31, 2023, the Company had outstanding accounts payable related to a cash pooling program with certain equity-method investees in the amount of €25,316 and €26,875, respectively. The interest rates for these cash management arrangements were set on a daily basis and were based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

d)Key management personnel

Due to the Company’s previous legal form of a German partnership limited by shares until the effectiveness of the Conversion, Fresenius Medical Care Management AG (Management AG), the Company’s former general partner (General Partner), held a key management position within the Company. In addition, as key management personnel, members of the management board and supervisory board of Management AG, as well as their close relatives, were considered related parties. Upon effectiveness of the Conversion, the General Partner exited the Company and is no longer entitled to reimbursement of the remuneration of its board members. The members of the Supervisory Board and the newly established Management Board, as key management personnel, as well as their close relatives, are considered related parties of the Company. Also upon effectiveness of the Conversion, the existing service agreements between the General Partner and the members of the management board of Management AG were transferred to FME AG at unchanged conditions. The Company’s unfunded pension plan in Germany also comprises the benefit obligations of former board members of Management AG as well as of active board members which were appointed to the Management Board before January 1, 2019 in the amount of €60,381. The plan, which is funded by insurance contracts, comprises the benefit obligations of active board members which were appointed to the Management Board after January 1, 2019 in the amount of €4,137. The Company has also entered into service agreements with new members of the Management Board who joined subsequent to the Conversion. The long-term incentive plans of Management AG applying to the former members of the management board of Management AG established before the Conversion were adopted by the Supervisory Board as compensation plans of the Company. For further information regarding the Conversion, see note 1.

Prior to the Conversion, the Company’s Articles of Association provided that the General Partner shall be reimbursed for any and all expenses in connection with the management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the management board of Management AG. The aggregate amount reimbursed to the General Partner was €31,361 and €23,632, respectively, for its management services during 2023 and 2022 and included an annual fee of €110 and €120, respectively, as compensation for assuming liability as general partner. The annual fee was set at 4% of the amount of the General Partner’s share capital (€3,000 as of the date of the Conversion). As of December 31, 2024, the Company did not have accounts receivable from or accounts payable to the General Partner. As of December 31, 2023, the Company had accounts receivable from the General Partner in the amount of €89,723 and accounts payable to the General Partner in the amount of €3,141.

For information regarding compensation of the Management Board and the Supervisory Board of the Company see note 31.